Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Long Term Debt

	December 31 2017 $	December 31 2016 $

Notes payable	60.8	127.2
Revolving credit facilities	209.9	416.1
Term loan	458.5	454.1
Finance lease obligations	10.4	23.1

	739.6	1,020.5
Less current portion	198.2	91.9

Long-term portion	541.4	928.6

Future Minimum Lease Payments and Present Value of the Net Minimum Lease Payments under Finance Leases

Future minimum lease payments under finance leases and the present value of the net minimum lease payments are as follows:

	December 31 2017 $	December 31 2016 $

Within one year After one year but not more than five years	7.4 3.1	12.9 10.4

Total minimum lease payments	10.5	23.3

Present value of minimum lease payments	10.4	23.1